Accrued Expenses - Schedule of Accrued Expenses (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of accrued expenses [Abstract]
Selling and marketing services	$ 23,044	R$ 76,228	R$ 67,090
Freight	3,352	11,087	24,774
Gift card	2,174	7,191	5,225
Information technology	1,046	3,460	7,301
Acquisition of fixed assets and intangible	517	1,710	4,677
Rentals	903	2,987	3,031
Services	1,223	4,047	4,277
Employees benefits	1,078	3,566	834
Other	3,049	10,090	4,839
Total accrued expenses	$ 36,386	R$ 120,366	R$ 122,048